Client Name:
Client Project Name:	BRAVO 2023-RPL1
Start - End Dates:	3/3/2014 - 9/20/2018
Deal Loan Count:	14

Conditions Report 2.0

Loans in Report:	14
Loans with Conditions:	11

36 - Total Active Conditions
36 - Non-Material Conditions
36 - Compliance Review Scope
1 - Category: APR Tolerance
4 - Category: Documentation
21 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
3 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: State Prepayment Penalty
1 - Total Satisfied Conditions

1 - Compliance Review Scope
1 - Category: RESPA
0 - Total Waived Conditions

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